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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended June 30, 2004

                 Check here if Amendment [ ]; Amendment Number:
                                   This Amendment (Check only one.):
                                   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name: Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title: Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

   /s/ Glenn Hofsess          Greenwich, CT           8/11/04
   -----------------
           (Name)             (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   41 Items

Form 13F Information Table Value Total:   $ 417,066 (thousands)

List of Other Included Managers:          Not Applicable.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                TOTAL                                                       VOTING
                                                                 FMV         TOTAL              INVESTMENT     OTHER      AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X $1,000)     SHARES    SH/PRN   DISCRETION    MANAGERS       SOLE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP            COM         008252108      13,942       276,800   SH        SOLE         NONE          276,800
AMERITRADE HOLDING CORP NEW          COM         03074K100      12,710     1,119,832   SH        SOLE         NONE        1,119,832
ASPEN INSURANCE HOLDINGS LTD         SHS         G05384105       3,656       157,400   SH        SOLE         NONE          157,400
ASSURANT INC                         COM         04621X108      15,448       585,600   SH        SOLE         NONE          585,600
ASTORIA FINL CORP                    COM         46265104        4,155       113,600   SH        SOLE         NONE          113,600
BANK OF AMERICA CORPORATION          COM         60505104       13,680       161,668   SH        SOLE         NONE          161,668
CAPITAL ONE FINL CORP                COM         14040H105       3,330        48,700   SH        SOLE         NONE           48,700
CITIGROUP INC                        COM         172967101      26,677       573,700   SH        SOLE         NONE          573,700
COMERICA INC                         COM         200340107      18,281       333,100   SH        SOLE         NONE          333,100
COMMERCIAL CAP BANCORP INC           COM         20162L105          77         4,432   SH        SOLE         NONE            4,432
CONSECO INC                        COM NEW       208464883      19,058       957,700   SH        SOLE         NONE          957,700
E TRADE FINANCIAL CORP               COM         269246104       7,232       648,600   SH        SOLE         NONE          648,600
EVEREST RE GROUP LTD                 COM         G3223R108       1,591        19,800   SH        SOLE         NONE           19,800
GOLDMAN SACHS GROUP INC              COM         38141G104      13,531       143,700   SH        SOLE         NONE          143,700
IMPAC MTG HLDGS INC                  COM         45254P102       2,252       100,000   SH        SOLE         NONE          100,000
J P MORGAN CHASE & CO                COM         46625H100      35,141       906,400   SH        SOLE         NONE          906,400
KNIGHT TRADING GROUP INC             COM         499063105       1,673       167,000   SH        SOLE         NONE          167,000
LEVITT CORP                          CLA         52742P108       1,191        46,250   SH        SOLE         NONE           46,250
M & T BK CORP                        COM         55261F104      11,070       126,800   SH        SOLE         NONE          126,800
MAX RE CAPITAL LTD HAMILTON          SHS         G6052F103       3,651       187,400   SH        SOLE         NONE          187,400
MBNA CORP                            COM         55262L100       4,663       180,800   SH        SOLE         NONE          180,800
MERRILL LYNCH & CO INC               COM         590188108      12,944       239,800   SH        SOLE         NONE          239,800
MONTPELIER RE HOLDINGS LTD           SHS         G62185106      13,847       396,200   SH        SOLE         NONE          396,200
MORGAN STANLEY                     COM NEW       617446448       6,797       128,800   SH        SOLE         NONE          128,800
NATIONAL COMMERCE FINL CORP          COM         63545P104       3,361       103,400   SH        SOLE         NONE          103,400
NEW YORK CMNTY BANCORP INC           COM         649445103      13,323       678,692   SH        SOLE         NONE          678,692
PLATINUM UNDERWRITER HLDGS L         COM         G7127P100       5,325       175,000   SH        SOLE         NONE          175,000
PMI GROUP INC                        COM         69344M101      20,202       464,200   SH        SOLE         NONE          464,200
PROVIDIAN FINL CORP                  COM         74406A102       5,016       341,900   SH        SOLE         NONE          341,900
PRUDENTIAL FINL INC                  COM         744320102       3,722        80,100   SH        SOLE         NONE           80,100
RADIAN GROUP INC                     COM         750236101      22,958       479,300   SH        SOLE         NONE          479,300
REINSURANCE GROUP AMER INC           COM         759351109       7,053       173,500   SH        SOLE         NONE          173,500
SUNTRUST BKS INC                     COM         867914103       7,097       109,200   SH        SOLE         NONE          109,200
SYNOVUS FINL CORP                    COM         87161C105       8,145       321,700   SH        SOLE         NONE          321,700
UCBH HOLDINGS INC                    COM         90262T308       6,967       176,300   SH        SOLE         NONE          176,300
UNION PLANTERS CORP                  COM         908068109       6,892       231,200   SH        SOLE         NONE          231,200
UNIONBANCAL CORP                     COM         908906100      11,987       212,540   SH        SOLE         NONE          212,540
US BANCORP DEL                     COM NEW       902973304      29,012     1,052,700   SH        SOLE         NONE        1,052,700
U S B HLDG INC                       COM         902910108       3,208       139,965   SH        SOLE         NONE          139,965
WACHOVIA CORP 2ND NEW                COM         929903102       6,764       152,000   SH        SOLE         NONE          152,000
WASHINGTON MUT INC                   COM         939322103       9,434       244,150   SH        SOLE         NONE          244,150
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